Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 91,021		$ 81,803		$ 3,281
Noncurrent assets	421,854		424,377		15,208
Current liabilities	66,229		73,223		2,387
Noncurrent liabilities	57,516		45,684		2,074
Equity attributable to the parent	377,383		376,115		13,604
NONCONTROLLING INTERESTS	11,747		11,158		$ 424
NET INCOME	37,047	$ 1,336	34,704	$ 33,921
Profit attributable to the parent	35,616	1,284	33,419	32,947
Profit attributable to noncontrolling interests	1,431	52	1,285	974
Total other comprehensive income (loss), net of income tax	(966)	(35)	1,290	1,328
Total comprehensive income attributable to the parent	34,652	1,249	34,713	34,282
Total comprehensive income attributable to noncontrolling interests	1,429	52	1,281	967
TOTAL COMPREHENSIVE INCOME	36,081	1,301	35,994	35,249
Net cash flow from operating activities	74,858	2,699	74,456	72,427
Net cash flow from investing activities	(31,172)	(1,125)	(68,254)	(27,127)
Net cash flow from financing activities	(34,314)	(1,237)	(9,802)	(38,934)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(13)	0	(30)	39
Net cash inflow	9,359	$ 337	(3,630)	6,405
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	7,963		6,834
Noncurrent assets	2,981		3,194
Current liabilities	4,561		3,854
Noncurrent liabilities	418		416
Equity attributable to the parent	1,628		1,569
NONCONTROLLING INTERESTS	4,337		4,189
Revenues and income	31,302		27,232	29,131
Costs and expenses	30,715		26,797	28,725
NET INCOME	587		435	406
Profit attributable to the parent	166		123	115
Profit attributable to noncontrolling interests	421		312	291
Other comprehensive income (loss) attributable to the parent	2		1	(7)
Other comprehensive income attributable to noncontrolling interests	5		2	22
Total other comprehensive income (loss), net of income tax	7		3	15
Total comprehensive income attributable to the parent	168		124	108
Total comprehensive income attributable to noncontrolling interests	426		314	313
TOTAL COMPREHENSIVE INCOME	594		438	421
Net cash flow from operating activities	654		862	538
Net cash flow from investing activities	215		54	235
Net cash flow from financing activities	(690)		(687)	(718)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0		0	0
Net cash inflow	179		229	55
Dividends paid to noncontrolling interests	278		269	269
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	4,657		4,122
Noncurrent assets	4,063		4,013
Current liabilities	1,183		1,115
Noncurrent liabilities	32		12
Equity attributable to the parent	2,572		2,402
NONCONTROLLING INTERESTS	4,933		4,606
Revenues and income	4,254		4,221	3,404
Costs and expenses	3,360		3,301	2,775
NET INCOME	894		920	629
Profit attributable to the parent	306		316	215
Profit attributable to noncontrolling interests	588		604	414
Other comprehensive income (loss) attributable to the parent	(1)		0	(1)
Other comprehensive income attributable to noncontrolling interests	(2)		0	(2)
Total other comprehensive income (loss), net of income tax	(3)		0	(3)
Total comprehensive income attributable to the parent	305		316	214
Total comprehensive income attributable to noncontrolling interests	586		604	412
TOTAL COMPREHENSIVE INCOME	891		920	626
Net cash flow from operating activities	1,090		1,483	507
Net cash flow from investing activities	(519)		(533)	(1,426)
Net cash flow from financing activities	(414)		(349)	(349)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(1)		1	(5)
Net cash inflow	156		602	(1,273)
Dividends paid to noncontrolling interests	$ 259		$ 216	$ 216